OTHER CURRENT ASSETS	12 Months Ended
Feb. 28, 2015
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS

7. OTHER CURRENT ASSETS

        Other current assets are comprised of the following:

	February 28, 2015	February 28, 2014
Deposits on inventory	1,240	1,345
Prepaid expenses	2,082	1,759
Indirect taxes (net)	1,079	614
Income tax receivable	390	—
Deferred financing costs	55	176
Receivable from Contract Manufacturers and other items	988	2,015

Total other current assets	5,834	5,909